Exhibit 99.1

Volkswagen Auto Lease Trust 2009-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 07-30-2011	PAGE 1

A.	DATES				Begin	End	# days

1	Determination Date					8/11/2011

2	Payment Date					8/15/2011

3	Collection Period				6/26/2011	7/30/2011	35

4	Monthly Interest Period- Actual				7/15/2011	8/14/2011	31

5	Monthly Interest- Scheduled						30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor

6	Class A-1 Notes	373,000,000.00	—	—	—	—	—
7	Class A-2 Notes	489,000,000.00	—	—	—	—	—
8	Class A-3 Notes	774,000,000.00	88,804,923.97	—	88,804,923.97	—	—
9	Class A-4 Notes	114,000,000.00	114,000,000.00	—	21,869,096.40	92,130,903.60	0.8081658

10	Equals: Total Securities	$1,750,000,000.00	$202,804,923.97	$—	$110,674,020.37	$92,130,903.60

11	Overcollateralization	545,082,185.79	590,983,662.84			590,983,662.84

12	Total Securitization Value	$2,295,082,185.79	$793,788,586.81			$683,114,566.44

13	NPV Lease Payments Receivable	1,010,673,954.42	114,479,025.78			93,278,050.55
14	NPV Base Residual	1,284,408,231.37	679,309,561.03			589,836,515.89

					Per $1000	Principal& Interest	Per $1000
			Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount

15	Class A-1 Notes		1.4521%	—	—	—	—
16	Class A-2 Notes		2.8700%	—	—	—	—
17	Class A-3 Notes		3.4100%	252,353.99	0.3260387	89,057,277.96	115.0610826
18	Class A-4 Notes		4.5900%	436,050.00	3.8250000	22,305,146.40	195.6591790

	Equals: Total Securities			688,403.99		111,362,424.36

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received						19,374,756.67
20	Pull Ahead Waived Payments						—
21	Sales Proceeds — Early Terminations						28,401,186.87
22	Sales Proceeds — Scheduled Terminations						76,511,984.22
23	Security Deposits for Terminated Accounts						35,840.00
24	Excess Wear and Tear Received						492,111.18
25	Excess Mileage Charges Received						596,474.13
26	Other Recoveries Received						489,092.98

27	Subtotal: Total Collections						125,901,446.05

28	Repurchase Payments						—
29	Postmaturity Term Extension						—
30	Investment Earnings on Collection Account						1,139.38

31	Total Available Funds, prior to Servicer Advances						125,902,585.43

32	Servicer Advance						—

33	Total Available Funds						125,902,585.43

34	Reserve Account Draw						—

35	Available for Distribution						125,902,585.43

D.	DISTRIBUTIONS

36	Payment Date Advance Reimbursement (Item 80)						—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods						—
39	Servicing Fee Due in Current Period						661,490.49
40	Servicing Fee Shortfall						—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods						—
43	Administration Fee Due in Current Period						5,000.00
44	Administration Fee Shortfall						—
45	Interest Paid to Noteholders						688,403.99
46	First Priority Principal Distribution Amount						—
47	Amount Paid to Reserve Account to Reach Specified Balance						—
48	Subtotal: Remaining Available Funds					124,547,690.95
49	Regular Principal Distribution Amount					110,674,020.37
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						110,674,020.37
51	Other Amounts paid to Trustees						—

52	Remaining Available Funds						13,873,670.58

*	Volkswagen Auto Lease/Loan Underwritten Funding, LLC, as Transferor, has elected to exercise its option under Section 9.4 of the Trust Agreement and Section 10.1 of the Indenture to purchase the Trust SUBI Certificate immediately after the monthly payment of principal and interest on August 15, 2011 (the “Redemption Date”) and has deposited $92,130,903.60 into the collection account to redeem the balance of the Class A-4 Notes. Therefore, pursuant to Section 9.4 of the Trust Agreement and Section 10.1 of the Indenture, the Notes will be redeemed on the Redemption Date.

Volkswagen Auto Lease Trust 2009-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 07-30-2011	PAGE 2

E.	CALCULATIONS

53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		202,804,923.97
55	Less: Aggregate Securitization Value (End of Collection Period)		(683,114,566.44)

56	First Priority Principal Distribution Amount (not less than zero)		—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		202,804,923.97
59	Less: First Priority Principal Distribution Amount		—
60	Less: Targeted Note Balance		(92,130,903.60)

61	Regular Principal Distribution Amount		110,674,020.37

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)		683,114,566.44
64	Less: Targeted Overcollateralization Amount (25.75% of Initial Securitization Value)		(590,983,662.84)

65	Targeted Note Balance		92,130,903.60

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)		125,902,585.43
68	Less: Payment Date Advance Reimbursement (Item 80)		—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)		661,490.49
70	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
71	Less: Interest Paid to Noteholders (Item 45)		688,403.99
72	Less: 1st Priority Principal Distribution (Item 56)		—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		124,547,690.95
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		124,547,690.95

77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance		—
80	Payment Date Advance Reimbursement		—
81	Additional Payment Advances for current period		—

82	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT

83	Reserve Account Balances:
84	Targeted Reserve Account Balance (0.75% of Initial Securitized Value)		17,213,116.39
85	Initial Reserve Account Balance		17,213,116.39

86	Beginning Reserve Account Balance		17,213,116.39
87	Plus: Net Investment Income for the Collection Period		148.71

88	Subtotal: Reserve Fund Available for Distribution		17,213,265.10
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
90	Less: Reserve Account Draw Amount (Item 77)		—

91	Subtotal Reserve Account Balance		17,213,265.10
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		148.71

93	Equals: Ending Reserve Account Balance		17,213,116.39

94	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

95	Current Period Net Residual Losses:	Units	Amounts

96	Aggregate Securitization Value for Scheduled Terminated Units	4,568	71,367,764.11
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(76,523,850.22)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(401,144.57)
99	Less: Excess Wear and Tear Received		(492,111.18)
100	Less: Excess Mileage Received		(596,474.13)

101	Current Period Net Residual Losses/(Gains)	4,568	(6,645,815.99)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	30,397	(24,001,000.64)
104	Current Period Net Residual Losses (Item 101)	4,568	(6,645,815.99)

105	Ending Cumulative Net Residual Losses	34,965	(30,646,816.63)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-1.34%

Volkswagen Auto Lease Trust 2009-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 07-30-2011	PAGE 3

G.	POOL STATISTICS

107	Collateral Pool Balance Data			Initial	Current

108	Aggregate Securitization Value			2,295,082,186	683,114,566
109	Aggregate Base Residual Value			1,568,723,690	617,390,057
110	Number of Current Contracts			104,213	42,381
111	Weighted Average Lease Rate			3.64%	4.25%
112	Average Remaining Term			28.3	6.6
113	Average Original Term			38.6	39.7
114	Proportion of Base Prepayment Assumption Realized				99.01%
115	Actual Monthly Prepayment Speed				1.54%
116	Turn-in Ratio on Scheduled Terminations				86.34%

		Sales Proceeds	Units	Book Amount	Securitization Value

117	Pool Balance — Beginning of Period		48,587	858,371,587	793,788,587
118	Depreciation/Payments			(12,610,767)	(13,048,975)
119	Gross Credit Losses		(46)	(817,725)	(832,589)
120	Early Terminations — Regular		(1,591)	(27,418,586)	(25,409,690)
121	Early Terminations — Lease Pull Aheads		(1)	(21,285)	(15,002)
122	Scheduled Terminations — Returned to VCI	66,974,746	(3,944)	(66,140,350)	(62,349,872)
123	Scheduled Terminations — Purchased	9,549,105	(624)	(9,602,593)	(9,017,892)

124	Pool Balance — End of Period		42,381	741,760,281	683,114,566

125	Delinquencies Aging Profile — End of Period		Units	Securitization Value	Percentage

126	Current		41,613	670,808,967	98.20%
127	31 - 90 Days Delinquent		657	10,414,034	1.52%
128	91+ Days Delinquent		111	1,891,566	0.28%

129	Total		42,381	683,114,566	100.00%

130	Credit Losses:			Units	Amounts

131	Aggregate Securitization Value on charged-off units			46	832,589
132	Aggregate Liquidation Proceeds on charged-off units				(623,536)
133	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			1	26,037
134	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
135	Recoveries on charged-off units				(30,406)

136	Current Period Aggregate Net Credit Losses/(Gains)			47	204,683

137	Cumulative Net Credit Losses:
138	Beginning Cumulative Net Credit Losses			2,208	12,973,973
139	Current Period Net Credit Losses (Item 136)			47	204,683

140	Ending Cumulative Net Credit Losses			2,255	13,178,656

141	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.57%

142	Aging of Scheduled Maturies Not Sold				Units

143	0 - 60 Days since Contract Maturity				1,907
144	61 - 120 Days since Contract Maturity				98
145	121+ Days since Contract Maturity				41

Volkswagen Auto Lease Trust 2009-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 07-30-2011	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Scheduled
Payment Date	Reduction (1)
9/15/2011	44,636,039
10/15/2011	68,105,954
11/15/2011	67,458,383
12/15/2011	51,595,409
1/15/2012	42,647,206
2/15/2012	45,078,813
3/15/2012	53,003,872
4/15/2012	83,349,038
5/15/2012	68,560,499
6/15/2012	42,790,198
7/15/2012	19,060,957
8/15/2012	26,557,824
9/15/2012	18,961,029
10/15/2012	13,276,639
11/15/2012	10,410,785
12/15/2012	7,850,055
1/15/2013	4,613,784
2/15/2013	3,658,407
3/15/2013	5,236,137
4/15/2013	5,773,298
5/15/2013	484,201
6/15/2013	4,875
7/15/2013	735
8/15/2013	431
9/15/2013	—
10/15/2013	—
11/15/2013	—
12/15/2013	—
1/15/2014	—
2/15/2014	—
3/15/2014	—
4/15/2014	—
5/15/2014	—
6/15/2014	—
7/15/2014	—
8/15/2014	—
9/15/2014	—
10/15/2014	—
11/15/2014	—
12/15/2014	—
1/15/2015	—
2/15/2015	—
3/15/2015	—
4/15/2015	—
5/15/2015	—
6/15/2015	—
7/15/2015	—
8/15/2015	—
9/15/2015	—
10/15/2015	—
11/15/2015	—
12/15/2015	—
1/15/2016	—
2/15/2016	—
3/15/2016	—
4/15/2016	—
5/15/2016	—
6/15/2016	—
7/15/2016	—
8/15/2016	—

Total:	683,114,566

(1)      This column represents the monthly reduction in the Aggregate Securitization Value, assuming
          (a) each collection period is a calendar month rather than a fiscal month,
          (b) timely receipt of all monthly rental payments and sales proceeds,
          (c) no credit or residual losses and
          (d) no prepayments (including defaults, purchase option excercises or other early lease terminations).
Actual cash flows are likely to vary from these amounts.
Summary of Material Modifications, Extensions or Waivers

None in the current month
Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month
Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month
Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month